As filed with the Securities and Exchange Commission on May 31,  2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited)

	Shares	COMMON STOCKS: 101.3%	Value

		Advertising Agencies: 4.0%
	26,470	WPP Group Plc	$1,501,643

		Aerospace/Defense: 4.0%
	20,000	L-3 Communications Holdings, Inc.	1,420,400

		Auto Manufacturers: 3.7%
	27,600	Honda Motor Company ADR	691,104
	9,200	Toyota Motor Corp.	684,296
			1,375,400
		Blast Furn/Mill: 4.0%
	25,900	Nucor Corp.	1,490,804

		Commercial Banks: 10.9%
	130,600	Ameritrade Holding Corp.*	1,333,426
	29,800	Citigroup, Inc.	1,339,212
	32,374	State Street Corp.	1,415,391
			4,088,029
		Communications Equipment: 3.8%
	91,742	Nokia Corp.	1,415,579

		Computer Integrated Systems Design: 4.0%
	368,090	Sun Microsystems, Inc.*	1,487,084

		Computer Related Services: 3.3%
	59,400	Acxiom Corp.	1,243,242

		Data Processing and Preparation: 3.8%
	36,264	First Data Corp.	1,425,538

		Electrical Components & Equipment: 3.7%
	5,600	Samsung Electronics Co., Ltd.	1,386,000

		Electronic Computers: 3.7%
	36,500	Dell, Inc.*	1,402,330

		Fire, Marine, and Casualty Insurance: 3.1%
	20,795	American International Group, Inc.	1,152,251

		Internet: 3.7%
	40,700	Amazon.Com, Inc.*	1,394,789

		Oil & Gas Producers: 3.9%
	23,500	BP Amoco Plc ADR	1,466,400

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited) - (Continued)

	Shares	COMMON STOCKS: 101.3%	Value

		Pharmaceuticals: 4.1%
	58,300	Pfizer, Inc.	$1,531,541

		Prepackaged Software: 10.8%
	63,500	Check Point Software Technologies, Ltd.*	1,380,490
	54,028	Microsoft Corp.	1,305,857
	110,430	Oracle Corp.*	1,378,166
			4,064,513
		Radio & TV Communications Equipment: 4.0%
	37,808	Sony Corp.	1,513,076

		Radiotelephone Communications: 3.9%
	29,460	Lucent Technologies, warrants, Exp 12/10/07*	19,738
	54,948	Vodafone Group Plc.	1,459,419
			1,479,157
		Ready-Mixed Concrete: 3.6%
	37,663	Cemex SA de CV	1,365,284

		Semiconductors: 7.4%
	56,800	Nvidia Corp.*	1,349,568
	167,912	Taiwan Semiconductor Manufacturing Co. Ltd.*	1,423,894
			2,773,462
		Telecommunication Services: 4.2%
	215,500	Cable & Wireless PLC	1,568,840

		Variety Store: 3.7%
	31,300	Costco Wholesale Corp.	1,382,834

		Total Common Stocks
		(cost $36,306,539)	37,928,196

		Total Investments in Securities
		(cost $36,306,539+): 101.3%	37,928,196
		Liabilities in excess of Other Assets: (1.3)%	(486,959)
		Net Assets: 100.0%	$37,441,237

*	Non-income producing security.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows:
		Cost of investments for tax purposes	$36,315,330
		Gross tax unrealized appreciation	$4,338,709
		Gross tax unrealized depreciation	(2,725,843)
		Net tax unrealized appreciation	$1,612,866

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 98.0%	Value

	China: 13.0%
342,000	China Shipping Development Co., Ltd.*	$304,766
2,076,000	China Telecom	718,698
1,288,000	PetroChina Co., Ltd.	805,093
1,420,000	Sinopec Shanghai Petrochemical	587,183
460,000	Sinopec Zhenhai Refining & Chemical Co., Ltd.	498,391
918,000	Yanzhou Coal Mining Co., Ltd.	1,259,453
		4,173,584
	Hong Kong: 22.2%
470,000	Chen Hsong Holdings, Ltd.	269,679
1,411,000	CNOOC, Ltd.	750,811
84,000	Dynasty Fine Wines Group, Ltd.*	31,773
257,840	Esprit Holdings, Ltd.	1,752,192
766,700	Giant Wireless Technology	190,456
694,000	Global Bio-Chem Technology Group Co., Ltd.	429,351
114,250	Global Bio-Chem Technology Group Co., Ltd., warrants, Exp 5/31/07*	4,175
27,863	HSBC Holdings Plc	443,001
158,000	Kingboard Chemicals Holdings Ltd.	477,093
540,000	Midland Realty Holdings, Ltd.	325,422
1,838,837	Skyworth Digital Holdings, Ltd**^	268,784
48,300	Surface Mount Technology, warrants, Exp 8/29/09*	4,975
195,000	Surface Mount Technology Holdings, Ltd.	80,339
713,000	Techtronic Industries Co.	1,595,293
1,531,811	Victory City International Holdings, Ltd	545,034
		7,168,378
	Indonesia: 1.0%
676,000	Bank Danamon Indonesia Tbk PT	331,355

	Malaysia: 3.5%
39,000	British American Tobacco (Malaysia) Berhad	451,579
280,000	IOI Corp. Berhad	666,842
		1,118,421
	Singapore: 10.0%
630,000	First Engineering, Ltd.	477,128
76,669	Jardine Cycle & Carriage, Ltd.	543,488
466,000	Jurong Technologies Industrial	451,742
478,000	Neptune Orient Lines, Ltd.	1,071,554
440,000	Singapore Telecommunications	682,460
		3,226,372
	South Korea: 27.2%
11,500	Daelim Industrial Co.	607,910
22,000	Hana Bank	607,418
10,000	Honam Petrochemical Corp.	514,861
15,250	Hyundai Mobis	984,451
38,000	INI Steel Co.	602,997
23,420	Korea Tobacco & Ginseng Corp.	758,230

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS: 98.0%	Value

	South Korea, continued
5,500	LG Electronics, Inc.	$368,558
7,700	POSCO	1,532,056
5,660	Samsung Electronics Co. Ltd.	2,791,766
		8,768,247
	Taiwan: 14.1%
1,043,616	China Steel Corp.*	1,158,803
91,000	High Tech Computer Corp.	647,718
126,499	HON HAI Precision Industry	560,244
100,960	Novatek Microelectronics Corp., Ltd.	456,717
591,844	Taishin Financial Holdings Co., Ltd.*	527,981
728,329	Taiwan Semiconductor Manufacturing Co., Ltd.*	1,184,275
		4,535,738
	Thailand: 7.0%
155,000	Advanced Info Service Public Co., Ltd.	395,560
247,500	Electricity Generating Public Co., Ltd.	473,714
94,000	PTT Exploration & Production Public Co., Ltd.	710,068
99,000	Siam Cement Co., Ltd.	666,990
		2,246,332

	Total Common Stocks
	(cost $20,972,433)	31,568,427

	Total Investments in Securities
	(cost $20,972,433+): 98.0%	31,568,427
	Other Assets less Liabilities: 2.0%	658,392
	Net Assets: 100.0%	$32,226,819

* Non-income producing security.
** Fair valued under procedures established by Board of Trustees.
^ IlliquidSecurity.
+ At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:
	Cost of investments for tax purposes	$20,972,580
	Gross tax unrealized appreciation	$10,873,296
	Gross tax unrealized depreciation	(277,449)
	Net tax unrealized appreciation	$10,595,847

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2005 (Unaudited)
ASIA FOCUS	% of
Industry	Net Assets

Agricultural Biotech	1.3%
Agricultural Operations	2.1%
Audio/Video Products	0.8%
Auto/Truck Parts & Equipment	3.1%
Beverages-Wine/Spirits	0.1%
Building Products-Cement	2.1%
Building-Heavy Construction	1.9%
Cellular Telecom	1.2%
Chemicals-Other	1.5%
Coal	3.9%
Commer Banks	5.9%
Computers	2.0%
Distribution/Wholesale	7.1%
Electric Products-Misc	9.8%
Electric-Generation	1.5%
Electronic Components-Misc	3.4%
Machinery Tools & Related Products	5.0%
Machinery-General Industry	0.8%
Oil Company-Exploration & Production	4.5%
Oil Comp-Integrated	2.5%
Oil Refining & Marketing	1.5%
Petrochemicals	3.4%
Real Estate Management / Services	1.0%
Rubber/Plastic Products	1.5%
Semiconductor Component-Integrated Circuit	5.1%
Steel-Producers	10.2%
Telecom Services	4.4%
Textile-Products	1.7%
Tobacco	3.8%
Transport-Marine	4.3%
Wireless Equipment	0.6%
Total Investments in Securities	98.0%
Other Assets less Liabilities	2.0%
Net Assets	100.00%

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited) - (Continued)

	Shares	COMMON STOCKS: 98.9%	Value

		Retail: 0.3%
	820,000	Glorious Sun Enterprises, Ltd.	$346,963

		Steel Producers: 1.6%
	4,880,000	Maanshan Iron & Steel	1,736,354

		Telecommunications: 8.1%
	1,335,000	China Mobile (Hong Kong), Ltd.	4,390,603
	9,200,000	China Telecom Corp., Ltd.	3,184,983
	5,379,200	Giant Wireless Technology	1,336,245
			8,911,831
		Textiles: 1.7%
	5,205,931	Victory City International Holdings, Ltd	1,852,324

		Transportation: 3.0%
	2,621,000	China Shipping Container Lines Co., Ltd.	1,268,643
	2,276,000	China Shipping Development Co., Ltd.*	2,028,207
			3,296,850

		Total Common Stocks
		(cost $65,590,596)	108,332,610

		Total Investments in Securities
		(cost $65,590,596+): 98.9%	108,332,610
		Other Assets in excess of Liabilities: 1.1%	1,224,039
		Net Assets: 100.0%	$109,556,649

*	Non-income producing security.
**	Fair valued under procedures established by Board of Trustees.
^	IlliquidSecurity.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows:
		Cost of investments for tax purposes	$65,743,458
		Gross tax unrealized appreciation	$44,653,062
		Gross tax unrealized depreciation	(2,063,910)
		Net tax unrealized appreciation	$42,589,152

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited)

	Shares	COMMON STOCKS: 103.1%	Value

		Coal: 3.6%
	3,730	Peabody Energy Corp.	$172,923

		Diversified Machinery: 0.3%
	96,000	Shandong Molong Petroleum-H	13,047

		Diversified Manufacturing Operations: 3.9%
	45,268	Abbot Group Plc	185,948

		Energy: 0.1%
	600	Imperial Energy Corp.*	4,363

		Oil & Gas: 10.8%
	3,416	Burlington Resources, Inc.	171,039
	2,956	ChevronTexaco Corp.	172,364
	3,758	Marathon Oil Corp.	176,325
			519,728
		Oil & Gas - Field Services: 3.7%
	4,645	Petroleo Brasileiro S.A., ADR	178,693

		Oil & Gas Exploration & Production: 33.5%
	2,295	Anadarko Petroleum Corp.	174,649
	3,217	Canadian Natural Resources	181,815
	2,554	Canadian Oil Sands Trust	173,680
	3,705	Devon Energy Corp.	176,914
	2,533	Encana Corp.	178,905
	6,200	Grey Wold Exploration, Inc.*	13,122
	2,413	Newfield Exploration Co.*	179,189
	3,259	Nexen, Inc.	178,369
	8,480	OPTI Canada, Inc.*	183,685
	32,685	Venture Production, Plc*	164,662
			1,604,990
		Oil & Gas Producers: 39.9%
	1,786	Amerada Hess Corp.	171,831
	8,023	Chesapeake Energy Corp.	176,025
	1,629	ConocoPhillips	175,671
	2,454	Occidental Petroleum Corp.	174,651
	529	OMV AG	168,147
	3,035	Petro-Canada	176,271
	281,000	Petrochina Co. Ltd.	174,741
	6,518	Repsol SA	172,608
	2,880	Royal Dutch Petroleum Co.	172,255
	7,624	Sasol Ltd.	177,791
	2,386	Shell Canada, Ltd.	171,619
			1,911,610
GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2005 (Unaudited) - (Continued)

	Shares	COMMON STOCKS: 103.1%	Value

		Oil - Domestic Integrated: 3.7%
	2,900	Unocal Corp.	$178,901

		Oil - Exploration & Production: 3.6%
	2,859	Apache Corp.	175,057

		Total Common Stocks
		(cost $4,417,974)	4,945,260

	Principal
	Amount	BOND: 0.1%

		Corporate Bond: 0.1%
	$ 14	OMV AG, 1.500%, due 12/01/08	5,828

		Total Bond	5,828
		(cost $5,705)

		Total Investments in Securities
		(cost $4,423,679+): 103.2%	4,951,088
		Liabilities in excess of Other Assets: (3.2)%	(154,875)
		Net Assets: 100.0%	$4,796,213

*	Non-income producing security.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows:
		Cost of investments for tax purposes	$4,423,679
		Gross tax unrealized appreciation	$542,812
		Gross tax unrealized depreciation	(15,403)
		Net tax unrealized appreciation	$527,409

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title) /s/ James Atkinson
                                                 James J. Atkinson, Jr., President
Date 5/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James Atkinson
                                                 James J. Atkinson, Jr., President
                Date

By (Signature and Title) /s/ Rita Dam
                                                 Rita Dam, Treasurer
                Date 5/24/05